GROUP STATEMENT OF FINANCIAL POSITION (Parenthetical) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible fixed assets, net of accumulated amortization and impairment	£ 3,888,000	£ 571,000
Net of accumulated depreciation and impairment on property plant and equipment	82,449,000	18,802,000
Right of use assets, net of accumulated depreciation	15,000	8,000
Profit (loss)	(185,107,000)	30,765,000
Comprehensive loss	£ (190,499,000)	37,340,000
Share Capital
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share (in $ per share)	£ 0.001
Accumulated surplus / (deficit)
Condensed Balance Sheet Statements, Captions [Line Items]
Profit (loss)	£ (185,107,000)	30,765,000
Comprehensive loss	£ (185,107,000)	£ 30,765,000